Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 – Commitments and Contingencies

Effective March 22, 2023, the Company entered into a sixth amendment to a Lease Agreement for property located in Oceanside, CA. The lease consists of approximately 1,700 square feet and the amendment is for a term of 60 months and expires on April 30, 2028. Total rent expense for the nine months ended September 30, 2023, and 2022 is $18,988 and $18,783, respectively.

The lease will expire in 2028. The weighted average discount rate used for this lease is 5% (average borrowing rate of the Company).

Note 13 – Commitments and Contingencies

Effective March 1, 2020, the Company entered into a fifth amendment to a Lease Agreement for property located in Oceanside, CA. The lease consists of approximately 1,700 square feet and the amendment is for a term of 36 months and expires on April 30, 2023.

During the year ended December 31, 2022 and 2021, the Company incurred rent expense of $25,044 and $22,768.

The lease will expire in 2023. The weighted average discount rate used for this lease is 5% (average borrowing rate of the Company). Maturities of Leases were:

Future minimum lease payments as of December 31, 2022 are as follows:

For the year ending December 31,

2023	$8,612

Effective November 8, 2019, the Company entered into a royalty agreement with one of the officers, refer to Note 9.